3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
MAEPA Empreendimentos Mineiros e Participacoes Lda
% of ownership	100.00%	[1]
Jurisdiction	Portugal	[1]
Nature of operations	Exploration	[1]
Innomatik Exploration Kosovo LLC
% of ownership	100.00%	[1]
Jurisdiction	Kosovo	[1]
Nature of operations	Exploration	[1]
Avrupa Holdings Inc
% of ownership	100.00%	[2]
Jurisdiction	Barbados	[2]
Nature of operations	Holding	[2]
Avrupa Portugal Holdings Inc
% of ownership	100.00%	[2]
Jurisdiction	Barbados	[2]
Nature of operations	Holding	[2]
Avrupa Kosovo Holdings Inc
% of ownership	100.00%	[2]
Jurisdiction	Barbados	[2]
Nature of operations	Holding	[2]
Pormining, Unipessoal Lda. (2)
% of ownership	100.00%	[3]
Jurisdiction	Portugal	[3]
Nature of operations	Exploration	[3]

[1]	On December 28, 2018, the ownership of Innomatik was transferred from Avrupa Kosovo Holdings Ltd. to the Company and on January 2, 2019, the ownership of MAEPA was transferred from Avrupa Portugal Holdings Ltd. to the Company.
[2]	The companies are in the process of being wound up.
[3]	On December 17, 2019, Pormining, Unipessoal Lda. (“Pormining”) was incorporated for the purpose of mining exploration and exploitation activities in Portugal. Pursuant to the company’s Bylaws, the share capital of €1,000 will be divided into two quotas with one quota representing 51% of the issued share capital to be held by Emisurmin Unipessoal Ltda. (“EUL”) and one quota representing 49% of the issued share capital to be held by MAEPA. As of December 31, 2019, 100% of the company’s shares were held by MAEPA. See Notes 5 and 16.